INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Provision for income taxes(Canadian)
	June 30, 2025 $	June 30, 2024 $	June 30, 2023 $
Loss from Canadian operations	(45,717)	(368,295)	(6,003,524)
Combined Canadian statutory income tax rates	27.60%	26.64%	26.50%
Income tax recovery at statutory rates	(12,616)	(98,121)	(1,590,934)
Other	52,757	41,922	951,226
Unrecognized benefit of non-capital losses	248,949	305,899	673,308
Provision for income taxes, net of (recovery)	289,090	249,700	33,600

Schedule of deferred income tax (Canadian)
	June 30,	June 30,	June 30,
	2025	2024	2023
Amounts related to tax loss carry forwards	21,600,000	20,700,000	19,543,000

Schedule of deferred tax liabilities
Current income tax	289,090	256,000	48,720
Deferred tax recovery	-	(6,300)	(15,120)

Schedule of Provision for income taxes(US)
	June 30, 2025 $	June 30, 2024 $	June 30, 2023 $
Loss from US operations	(2,104,382)	(657,061)	(880,786)
Combined federal and state level taxes	27.69%	28.14%	28.58%
Expected income tax payable (recovery)	(582,707)	(184,924)	(251,765)
Temporary difference, equipment	526,371	55,579	98,360
Other	-	-	-
Unrecognized benefit of non-capital losses	56,336	129,345	153,405
Provision for income taxes	-	-	-

Schedule of deferred income tax (US)
	June 30,	June 30,	June 30,
	2025	2024	2023
Amounts related to tax loss carry forwards	$2,793,000	$2,597,000	$2,142,000